Summary of significant accounting policies (Details) - Exascale Labs Inc [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Product Information [Line Items]
Revenues	$ 14,822,799	$ 7,015,512
Revenue From Intelligent Computing Power Service [Member]
Product Information [Line Items]
Revenues	14,664,937	6,546,249
Revenue From Intelligent Computing Power Service [Member] | Reserved Capacity Arrangements [Member]
Product Information [Line Items]
Revenues	14,652,429	6,501,569
Revenue From Intelligent Computing Power Service [Member] | On Demand Arrangements [Member]
Product Information [Line Items]
Revenues	$ 12,508	$ 44,680